Restatement of Previously Issued Financial Statements - Schedule of Restatement of Earnings Per Share (Detail) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Reclassification [Line Items]
Net loss	$ (3,388,021)	$ (2,984,151)	$ 4,368,352	$ (4,832,201)	$ 1,384,201	$ (2,003,820)
Common Class A [Member]
Reclassification [Line Items]
Net loss	$ (2,710,417)					$ (1,603,056)
Weighted average ordinary shares outstanding, basic and diluted	37,375,000	37,375,000	37,375,000	8,625,000	37,375,000	37,375,000
Basic and diluted net income per ordinary share	$ (0.07)	$ (0.06)	$ 0.09	$ (0.28)	$ 0.03	$ (0.04)
Common Class B [Member]
Reclassification [Line Items]
Net loss	$ (677,604)					$ (400,764)
Weighted average ordinary shares outstanding, basic and diluted	9,343,750	9,343,750	9,343,750	8,406,250	9,343,750	9,343,750
Basic and diluted net income per ordinary share	$ (0.07)	$ (0.06)	$ 0.09	$ (0.28)	$ 0.03	$ (0.04)
Previously Reported [Member]
Reclassification [Line Items]
Net loss		$ (2,984,151)	$ 4,368,352	$ (4,832,201)	$ 1,384,201
Previously Reported [Member] | Common Class A [Member]
Reclassification [Line Items]
Weighted average ordinary shares outstanding, basic and diluted		37,375,000	37,375,000	37,375,000	37,375,000
Basic and diluted net income per ordinary share		$ 0	$ 0	$ 0	$ 0
Previously Reported [Member] | Common Class B [Member]
Reclassification [Line Items]
Weighted average ordinary shares outstanding, basic and diluted		9,343,750	9,343,750	8,429,688	9,343,750
Basic and diluted net income per ordinary share		$ (0.32)	$ 0.47	$ (0.57)	$ 0.15
Revision of Prior Period, Adjustment [Member]
Reclassification [Line Items]
Net loss		$ 0	$ 0	$ 0	$ 0
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Reclassification [Line Items]
Weighted average ordinary shares outstanding, basic and diluted		0	0	(28,750,000)	0
Basic and diluted net income per ordinary share		$ (0.06)	$ 0.09	$ (0.28)	$ 0.03
Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
Reclassification [Line Items]
Weighted average ordinary shares outstanding, basic and diluted		0	0	(23,438)	0
Basic and diluted net income per ordinary share		$ 0.26	$ (0.38)	$ 0.29	$ (0.12)